Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consist of the following:
	As of September 30, 2024	As of June 30, 2024
	(Unaudited)	(Audited)
Computer and office equipment	$177,021	$154,772
Furniture and fixtures	83,240	72,778
Motor vehicle	94,120	82,290
Leasehold improvement	150,254	131,369
Subtotal	504,635	441,209
Less: accumulated depreciation	(329,010)	(267,531)
Total	$175,625	$173,678

Property and equipment, net consist of the following:
	As of June 30, 2024	As of June 30, 2023

Computer and office equipment	$154,772	$142,520
Furniture and fixtures	72,778	73,355
Motor vehicle	82,290	83,185
Leasehold improvement	131,369	132,797
Subtotal	441,209	431,857
Less: accumulated depreciation	(267,531)	(152,257)
Total	$173,678	$279,600